Land Use Rights, Net - Schedule of Amortization Expenses For Future Periods (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	¥ 34,400
2026	34,400
2027	34,400
2028	34,400
2029	34,400
Thereafter	690,867
Net carrying amount	¥ 862,867	¥ 897,267